Consolidated Statement of Shareholders' Equity - 6 months ended Jun. 30, 2017 - USD ($) $ in Thousands	Ordinary Shares	Deferred Shares	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at beginning of period at Dec. 31, 2016	$ 353	$ 44	$ 195,975	$ (129,400)	$ 66,972
Balance (in shares) at Dec. 31, 2016	35,335,026	40,000
Increase (Decrease) in Stockholders' Equity
Net loss				(59,675)	(59,675)
Stock-based compensation			2,533		2,533
Balance at end of period at Jun. 30, 2017	$ 353	$ 44	$ 198,508	$ (189,075)	$ 9,830
Balance (in shares) at Jun. 30, 2017	35,335,026	40,000